Poplar Forest Partners Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Air Freight & Logistics - 3.5%
FedEx Corp.	36,500	$10,944,160

Banks - 3.4%
Citigroup, Inc.	168,500	10,693,010

Biotechnology - 5.0%
United Therapeutics Corp.(a)	48,500	15,449,675

Capital Markets - 2.2%
Stifel Financial Corp.	81,000	6,816,150

Chemicals - 3.7%
Dow, Inc.	216,000	11,458,800

Consumer Finance - 2.6%
Ally Financial, Inc.	202,000	8,013,340

Consumer Staples Distribution & Retail - 2.7%
Dollar Tree, Inc.(a)	78,500	8,381,445

Diversified Telecommunication Services - 4.2%
AT&T, Inc.	692,000	13,224,120

Electrical Equipment - 2.8%
Sensata Technologies Holding plc	234,000	8,749,260

Electronic Equipment, Instruments & Components - 2.9%
Vishay Intertechnology, Inc.	404,000	9,009,200

Entertainment - 1.0%
Warner Bros. Discovery, Inc.(a)	410,000	3,050,400

Financial Services - 8.4%
Equitable Holdings, Inc.	396,000	16,180,560
Fidelity National Information Services, Inc.	132,000	9,947,520
		26,128,080

Food Products - 8.0%
Kraft Heinz Co.	349,000	11,244,780
Tyson Foods, Inc. - Class A	240,000	13,713,600
		24,958,380

Gas Utilities - 4.4%
National Fuel Gas Co.	253,000	13,710,070

Health Care Providers & Services - 6.9%
Cencora, Inc.	52,000	11,715,600
CVS Health Corp.	164,500	9,715,370
		21,430,970

Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp.	182,500	8,075,625

Insurance - 5.9%
Allstate Corp.	87,500	13,970,250
American International Group, Inc.	58,000	4,305,920
		18,276,170

IT Services - 3.7%
International Business Machines Corp.	67,000	11,587,650

Multi-Utilities - 4.1%
Dominion Energy, Inc.	262,000	12,838,000

Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp.	80,500	12,591,810
Murphy Oil Corp.	143,500	5,917,940
		18,509,750

Pharmaceuticals - 4.0%
Merck & Co., Inc.	99,500	12,318,100

Semiconductors & Semiconductor Equipment - 4.0%
Intel Corp.	398,000	12,326,060

Textiles, Apparel & Luxury Goods - 1.9%
Tapestry, Inc.	139,500	5,969,205
TOTAL COMMON STOCKS (Cost $220,468,107)		291,917,620

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Sun Communities, Inc.	52,000	6,257,680
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,978,328)		6,257,680

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 3.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class Institutional, 5.14%(b)	10,060,330	10,060,330

U.S. Treasury Bills - 1.0%	Par
4.82%, 12/26/2024(c)	$3,240,000	3,158,138
TOTAL SHORT-TERM INVESTMENTS (Cost $13,226,718)		13,218,468

TOTAL INVESTMENTS - 100.0% (Cost $239,673,153)		311,393,768
Liabilities in Excess of Other Assets - (0.0%)(d)		(112,614)
TOTAL NET ASSETS - 100.0%		$311,281,154

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$291,917,620	$–	$–	$291,917,620
Real Estate Investment Trusts	6,257,680	–	–	6,257,680
Money Market Funds	10,060,330	–	–	10,060,330
U.S. Treasury Bills	–	3,158,138	–	3,158,138
Total Investments	$308,235,630	$3,158,138	$–	$311,393,768

Refer to the Schedule of Investments for additional information.